Cover	May 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2022
Entity File Number	000-50081
Entity Registrant Name	UNIROYAL GLOBAL ENGINEERED PRODUCTS, INC.
Entity Central Index Key	0001172706
Entity Tax Identification Number	65-1005398
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1800 2nd Street
Entity Address, Address Line Two	Suite 970
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34236
City Area Code	(941)
Local Phone Number	906-8580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false